Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	QUARTA-RAD, INC.
Entity Central Index Key	0001549631
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Smaller Reporting Company